UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

FORM N-Q

JANUARY 31, 2013

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 3.6%
Allison Transmission Holdings Inc.	250,000	$5,570,000
Autoliv Inc.	145,000	9,541,000
Gentex Corp.	520,000	9,947,600

Total Auto Components		25,058,600

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc.	19,800	554,400	*

Hotels, Restaurants & Leisure - 1.3%
Bwin.Party Digital Entertainment PLC	4,959,300	8,746,381

Household Durables - 1.4%
Lennar Corp., Class A Shares	230,000	9,554,200

Internet & Catalog Retail - 1.9%
Expedia Inc.	200,000	13,050,000

Media - 1.8%
Scripps Networks Interactive, Class A Shares	200,000	12,354,000

Multiline Retail - 0.8%
Big Lots Inc.	180,000	5,787,000	*

Specialty Retail - 1.7%
Advance Auto Parts Inc.	160,000	11,763,200

TOTAL CONSUMER DISCRETIONARY		86,867,781

CONSUMER STAPLES - 5.2%
Beverages - 1.9%
Dr. Pepper Snapple Group Inc.	300,000	13,521,000

Food Products - 1.4%
TreeHouse Foods Inc.	180,000	9,527,400	*

Household Products - 1.9%
Energizer Holdings Inc.	150,000	13,051,500

TOTAL CONSUMER STAPLES		36,099,900

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
CONSOL Energy Inc.	396,800	12,435,712
QEP Resources Inc.	390,000	11,446,500
Whiting Petroleum Corp.	198,400	9,439,872	*

TOTAL ENERGY		33,322,084

FINANCIALS - 24.7%
Capital Markets - 4.0%
Fortress Investment Group LLC, Class A Shares	2,400,000	12,264,000
TD Ameritrade Holding Corp.	800,000	15,512,000

Total Capital Markets		27,776,000

Commercial Banks - 6.5%
Fifth Third Bancorp	900,000	14,661,000
First Interstate BancSystem Inc., Class A Shares	870,000	14,990,100	(a)
First Southern Bancorp Inc., Class B Shares, Series C Cnv Pfd	263,250	1,392,592	(b)(c)
Synovus Financial Corp.	5,400,000	13,932,000

Total Commercial Banks		44,975,692

Consumer Finance - 0.5%
Green Dot Corp., Class A Shares	250,000	3,350,000	*

Diversified Financial Services - 2.4%
KKR Financial Holdings LLC	1,500,000	16,485,000

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Insurance - 8.7%
Assured Guaranty Ltd.	830,000	$15,047,900
Genworth Financial Inc., Class A Shares	1,600,000	14,672,000	*
Hartford Financial Services Group Inc.	580,000	14,384,000
Syncora Holdings Ltd.	4,167,841	2,500,705	*(a)
XL Group PLC	500,000	13,860,000

Total Insurance		60,464,605

Real Estate Investment Trusts (REITs) - 1.9%
Hatteras Financial Corp.	475,000	12,863,000

Real Estate Management & Development - 0.7%
Realogy Holdings Corp.	109,970	4,923,357	*

TOTAL FINANCIALS		170,837,654

HEALTH CARE - 9.8%
Biotechnology - 1.4%
Myriad Genetics Inc.	350,000	9,471,000	*

Health Care Equipment & Supplies - 3.8%
Boston Scientific Corp.	1,900,000	14,193,000	*
Cyberonics Inc.	140,070	6,073,435	*
Haemonetics Corp.	150,000	6,291,000	*

Total Health Care Equipment & Supplies		26,557,435

Health Care Providers & Services - 4.1%
IPC The Hospitalist Co.	200,000	8,528,000	*
Laboratory Corporation of America Holdings	90,000	8,055,000	*
WellPoint Inc.	180,000	11,667,600

Total Health Care Providers & Services		28,250,600

Pharmaceuticals - 0.5%
BG Medicine Inc.	1,603,856	3,287,905	*(a)

TOTAL HEALTH CARE		67,566,940

INDUSTRIALS - 18.8%
Aerospace & Defense - 1.2%
HEICO Corp.	180,000	8,164,800

Air Freight & Logistics - 1.5%
Expeditors International of Washington Inc.	240,000	10,296,000

Airlines - 2.0%
United Continental Holdings Inc.	580,000	14,007,000	*

Building Products - 4.2%
Masco Corp.	770,000	14,160,300
Owens Corning Inc.	350,000	14,584,500	*

Total Building Products		28,744,800

Electrical Equipment - 1.4%
Polypore International Inc.	260,000	10,033,400	*

Machinery - 3.4%
Gardner Denver Inc.	130,000	9,148,100
Stanley Black & Decker Inc.	190,000	14,597,700

Total Machinery		23,745,800

Professional Services - 1.3%
Acacia Research Corp.	340,000	8,680,200	*

Road & Rail - 2.0%
Old Dominion Freight Line Inc.	375,000	13,980,000	*

Trading Companies & Distributors - 1.8%
Aircastle Ltd.	900,000	12,420,000

TOTAL INDUSTRIALS		130,072,000

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.3%
F5 Networks Inc.	87,000	$9,124,560	*

Internet Software & Services - 2.2%
Active Network Inc.	347,200	1,920,016	*
Rackspace Hosting Inc.	175,000	13,186,250	*

Total Internet Software & Services		15,106,266

IT Services - 3.3%
FleetCor Technologies Inc.	230,000	13,763,200	*
Lender Processing Services Inc.	366,450	8,809,458

Total IT Services		22,572,658

Semiconductors & Semiconductor Equipment - 5.3%
Integrated Device Technology Inc.	1,900,000	13,737,000	*
Marvell Technology Group Ltd.	1,200,000	11,100,000
Micron Technology Inc.	1,600,000	12,096,000	*

Total Semiconductors & Semiconductor Equipment		36,933,000

Software - 7.4%
Adobe Systems Inc.	360,000	13,618,800	*
Amdocs Ltd.	360,000	12,848,400
FleetMatics Group PLC	42,650	1,069,235	*
MICROS Systems Inc.	210,000	9,666,300	*
Red Hat Inc.	230,000	12,778,800	*
ServiceNow Inc.	50,350	1,395,702	*

Total Software		51,377,237

TOTAL INFORMATION TECHNOLOGY		135,113,721

MATERIALS - 1.2%
Metals & Mining - 1.2%
Compass Minerals International Inc.	110,000	7,925,500

UTILITIES - 2.9%
Electric Utilities - 0.9%
ITC Holdings Corp.	80,000	6,480,000

Independent Power Producers & Energy Traders - 2.0%
Calpine Corp.	700,000	13,811,000	*

TOTAL UTILITIES		20,291,000

TOTAL COMMON STOCKS (Cost - $548,464,591)		688,096,580

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
First Southern Bancorp Inc.	450	919,418	*(b)(c)

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Super Dimension Ltd., Escrow Receipt	490,216	1,257,404	*(b)(c)(d)

TOTAL PREFERRED STOCKS (Cost - $450,000)		2,176,822

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $548,914,591)		690,273,402

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity - $6,245,023; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value - $6,369,921) (Cost - $6,245,000)	0.130%	2/1/13	$6,245,000	$6,245,000

TOTAL INVESTMENTS - 100.7% (Cost - $555,159,591#)				696,518,402
Liabilities in Excess of Other Assets - (0.7)%				(4,568,985)

TOTAL NET ASSETS - 100.0%				$691,949,417

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2013, the total market value of Affiliated Companies was $20,778,710, and the cost was $36,924,782 (See Note 5).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Illiquid security.

(d)	Restricted security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Special Investment Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Financials	$169,445,062	—	$1,392,592	$170,837,654
Other common stock	517,258,926	—	—	517,258,926
Preferred stocks	—	—	2,176,822	2,176,822

Total long-term investments	$686,703,988	—	$3,569,414	$690,273,402

Short-term investments†	—	$6,245,000	—	6,245,000

Total investments	$686,703,988	$6,245,000	$3,569,414	$696,518,402

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$193,017,539
Gross unrealized depreciation	(51,658,728)

Net unrealized appreciation	$141,358,811

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2013, the Fund did not invest in any derivative instruments.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/13	Value per Share	Percent of Net Assets	Distributions Received	Open Commitments
Super Dimension Ltd., Escrow Receipt	490,216	05/12	$0	$1,257,404	$2.57	0.18%	—	—

5. Transactions with affiliated companies

An “Affiliated Company” as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2013:

	Affiliate Value at	Purchased		Sold		Dividend	Affiliate Value at	Realized
	10/31/12	Cost	Shares	Cost	Shares	Income	1/31/13	Loss
BG Medicine Inc.,	$3,948,309	—	—	$1,222,024	112,800	—	$3,287,905	$(834,166)
First Interstate BancSystem Inc., Class A Shares	13,527,000	—	—	471,600	30,000	$114,244	14,990,100	(35,156)
Syncora Holdings Ltd.	3,209,238	—	—	—	—	—	2,500,705	—

	$20,684,547	—		$1,693,624		$114,244	$20,778,710	$(869,322)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date: March 26, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 26, 2013